ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION	ORGANIZATION AND BASIS OF PRESENTATION
Separation
On December 19, 2019, IAC/InterActiveCorp (“Old IAC”) entered into a Transaction Agreement (the “Transaction Agreement”) with Match Group, Inc., a Delaware corporation in which Old IAC owns a majority equity stake (“Match”), IAC Holdings, Inc., a Delaware corporation and a direct wholly owned subsidiary of Old IAC (“New IAC”), and Valentine Merger Sub LLC, a Delaware limited liability company and an indirect wholly owned subsidiary of Old IAC. Subject to the terms and conditions set forth in the Transaction Agreement, the businesses of Match will be separated from the remaining businesses of Old IAC through a series of transactions that will result in the pre‑transaction stockholders of Old IAC owning shares in two, separate public companies—(1) Old IAC, which will be renamed “Match Group, Inc.” and which will own the businesses of Match and certain IAC financing subsidiaries (and which we refer to as “New Match”), and (2) New IAC, which will be renamed “IAC/InterActiveCorp” and which will own Old IAC’s other businesses—and the pre‑transaction stockholders of Match (other than Old IAC) owning shares in New Match. Completion of the Separation, which is expected to occur in the second quarter of 2020, is subject to the satisfaction (or, to the extent permitted by law, waiver) of a number of conditions. We refer to this transaction as the “Separation". On June 30, 2020, the Separation was completed.
Basis of Presentation and Combination
In connection with the Separation, IAC Holdings, Inc. was incorporated as a Delaware corporation in November 2019. IAC Holdings, Inc. currently does not have any material assets or liabilities, nor does it engage in any business or other activities and, other than in connection with the Separation, will not acquire or incur any material assets or liabilities, nor will it engage in any business or other activities.
The historical combined financial statements of IAC Holdings, Inc. and subsidiaries have been prepared on a standalone basis and are derived from the consolidated financial statements and accounting records of Old IAC. The combined financial statements reflect the historical financial position, results of operations and cash flows of the businesses comprising New IAC since their respective dates of acquisition by Old IAC and the allocation to New IAC of certain Old IAC corporate expenses relating to New IAC based on the historical financial statements and accounting records of Old IAC. For the purpose of these financial statements, income taxes have been computed as if the entities comprising New IAC filed tax returns on a standalone, separate basis. The financial statements have been prepared on a combined, rather than consolidated, basis as the final steps of the legal reorganization, which will result in the contribution of all the entities that will comprise New IAC as of the date of the Separation, are not yet complete.
As used herein, "New IAC," "we," "our" or "us" and similar terms in these historical combined financial statements refer to IAC Holdings, Inc. and its subsidiaries (unless the context requires otherwise).
New IAC prepares its combined financial statements in accordance with U.S. generally accepted accounting principles ("GAAP").
All intercompany transactions and balances between and among New IAC, its subsidiaries and the entities comprising New IAC have been eliminated. All intercompany transactions between (i) New IAC and (ii) Old IAC and its subsidiaries are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected in the combined statement of cash flows as a financing activity and in the combined balance sheet as “Invested capital.”
In management's opinion, the assumptions underlying the historical combined financial statements of New IAC, including the basis on which the expenses have been allocated from Old IAC, are reasonable. However, the allocations may not reflect the expenses that we may have incurred as an independent, stand-alone company for the periods presented.
Company overview
New IAC operates Vimeo and Dotdash, among many other online businesses, and also has majority ownership of ANGI Homeservices, which includes HomeAdvisor, Angie’s List and Handy.
ANGI Homeservices
Our ANGI Homeservices segment includes the North American (United States and Canada) and European businesses and operations of ANGI Homeservices Inc. ("ANGI"). On September 29, 2017, New IAC's HomeAdvisor business and Angie's List Inc. ("Angie's List") combined under a new publicly traded company called ANGI Homeservices Inc. (the "Combination"). At December 31, 2019, New IAC's economic interest and voting interest in ANGI were 84.1% and 98.1%, respectively.
ANGI Homeservices Inc. connects quality home service professionals across 500 different categories, from repairing and remodeling to cleaning and landscaping, with consumers. Over 250,000 domestic service professionals find work through ANGI and consumers turn to at least one of our brands to find a professional for more than 25 million projects each year. ANGI has established category-transforming products with brands such as HomeAdvisor, Angie’s List, Handy and Fixd Repair.
On January 25, 2019, ANGI completed the acquisition of Fixd Repair, a home warranty and service company. On October 19, 2018, ANGI acquired Handy, a leading platform in the United States for connecting individuals looking for household services (primarily cleaning and handyman services) with top-quality, pre-screened independent service professionals. ANGI also owns and operates mHelpDesk, a provider of cloud-based field service software for small to mid-size businesses. Prior to its sale on December 31, 2018, ANGI also operated Felix, a pay-per-call advertising service business. In addition to its market-leading U.S. operations, ANGI owns leading home services online marketplaces in France (Travaux), Germany (MyHammer), Netherlands (Werkspot), United Kingdom (MyBuilder Limited or "MyBuilder," which we acquired a controlling interest in on March 24, 2017), Canada (HomeStars Inc. or "HomeStars," which we acquired a controlling interest in on February 8, 2017) and Italy (Instapro), as well as operations in Austria (MyHammer).
Vimeo
Vimeo operates a global video platform for creative professionals, small and medium businesses ("SMBs"), organizations and enterprises to connect with their audiences, customers and employees. Vimeo provides cloud-based Software-as-a-Service ("SaaS") offerings that allow customers to create, host, stream, monetize, analyze and distribute videos online and across devices. Vimeo also sold live streaming accessories through its hardware business, which was sold on March 29, 2019.
On May 28, 2019, Vimeo completed the acquisition of Magisto, a video creation service enabling consumers and businesses to create short-form videos.
Dotdash
Dotdash is a portfolio of digital publishing brands providing expert information and inspiration in select vertical content categories.
Search
Our Search segment consists of our Desktop business and Ask Media Group. Through our Desktop business, we are a leading provider of global, advertising-driven desktop applications. We own and operate a portfolio of desktop browser applications that provide users with access to a wide variety of online content, tools and services. We provide users who download our desktop browser applications with new tab search services, as well as the option of default browser search services. We distribute our desktop browser applications to consumers free of charge on an opt-in basis directly through direct to consumer (primarily Chrome Web Store) and partnership distribution channels. Ask Media Group is a collection of websites providing general search services, and to a lesser extent, content that help users find the information they need.
Emerging & Other
Our Emerging & Other segment primarily includes:
•Mosaic Group, a leading provider of global subscription mobile applications. Mosaic Group's products are developed by the following owned and operated businesses:
◦Apalon, a leading mobile development company with one of the largest and most popular application portfolios worldwide.
◦iTranslate, a developer and distributor of some of the world's most downloaded mobile translation applications, enabling users to read, write, speak and learn foreign languages anywhere in the world, acquired in March 2018.
◦TelTech, a developer and distributor of unique and innovative mobile communications applications that help protect consumer privacy, acquired in October 2018.
◦Daily Burn, a health and fitness business that provides streaming fitness and workout videos across a variety of platforms (including mobile, web and other Internet-enabled television platforms).
•Bluecrew, a technology driven staffing platform exclusively for flexible W-2 work, which we acquired a controlling interest in on February 26, 2018;
•NurseFly, a platform to efficiently connect healthcare professionals with job opportunities, which we acquired a controlling interest in on June 26, 2019;
•The Daily Beast, a website dedicated to news, commentary, culture and entertainment that publishes original reporting and opinion from its roster of full-time journalists and contributors;
•College Humor Media, a provider of digital content, including its subscription only property, Dropout.tv;
•IAC Films, a provider of production and producer services for feature films, primarily for initial sale and distribution through theatrical releases and video-on-demand services in the United States and internationally; and
•For periods prior to their sales:
◦CityGrid, an advertising network that integrated local content and advertising for distribution to affiliated and third-party publishers across web and mobile platforms, sold December 31, 2018.
◦Dictionary.com, an online and mobile dictionary and thesaurus service, sold November 13, 2018.
◦Electus, including Notional, a provider of production and producer services for both unscripted and scripted television and digital content, primarily for initial sale and distribution in the United States, sold October 29, 2018.